Short-Term Borrowings and Long-Term Loan	12 Months Ended
Dec. 31, 2016
SHORT-TERM BORROWINGS AND LONG-TERM LOAN [Abstract]
Long-term Deposit
(11) Short-Term Borrowings and Long-Term Loan

Short-term borrowings and long-term loan consisted of the following:

Lender	Interest rate per annum	December 31, 2016		December 31, 2015
		RMB	US$	RMB
BANK LOANS
Bank of SPD.
- November 16, 2016 to November16, 2017	5.22%	15000	2,160	-
Bank of Weifang.
- July 15, 2016 to July 15, 2017	7.5%	19,500	2,809	-
- July 15, 2016 to July 15, 2017	7.5%	15,000	2,160	-
- July 20, 2016 to July 20, 2017	7.5%	6,400	922	-
- July 20, 2016 to July 20, 2017	7.5%	1,800	259	-
- July 20, 2016 to July 20, 2017	7.5%	2,300	331	-

Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	4.41%	3,300	475	6,650
		63,300	9,117	6,650
Less: amounts classified as short-term loan		(60,000)	(8,642)	-
Less: long-term loan, current portion;		(3,300)	(475)	(3,350)
Long-term Loan		-	-	3,300

Notes:

The principal amounts of the above loans are repayable at the end of the loan period.
On November 20, 2009, we signed a long-term loan agreement of RMB10,000 (US$1,612) with Weifang Dongfang State-owned Assets Management Co., Ltd., with an eight-year loan term, which became effective on October 19, 2009 and will expire on October 18, 2017. From 2015 to 2016, the Company will make principal installment payments of RMB3,350 (US$540) per year with the remaining principal balance of RMB3,300 (US$532) due in 2017. The annual interest rate for the loan is the benchmark interest rate for over five-year loans announced by the People’s Bank of China reduced by 10% and the applicable annual interest rate for the period ended December 31, 2016 is 4.41%. The loan is guaranteed by Shandong Deqin Investment& Guarantee Co., Ltd. and is used for our projects.

In April 2014, the Company obtained a loan for a total amount of RMB105,000 from Shandong SNTON Optical Materials Technology Co., Ltd (“Shandong SNTON”) to pay off five short-term loans to Bank of Communications Co., Ltd. In May, 2014 and 2015, we obtained loans for the amount of RMB15,000 and RMB10,000 from SNTON Group solely for the purpose of purchasing raw materials. The interest rate of both loans shall be calculated at the benchmark rate, plus an additional 20% of the said benchmark rate, for the loan of the same term announced by the People’s Bank of China which was exactly the same interest rate calculation method when we paid off the loans to Bank of Communications. In August 2016, the Company returned the principle of RMB25,000 together with the interest of RMB1,970 to SNTON Group.

Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31, 2016		December 31, 2015	December 31, 2014
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	60,000	8,642
Bills receivable	-	-	-	-
Guarantee company	3,300	475	6,650	10,000
Restricted cash		-
	63,330	9,117	6,650	10,000

Long-term bank loans maturity for the next five years after December 31, 2016 are as follows:

	RMB	US$
Fiscal 2017	3,300	475